DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Details 1) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)
Assets
Notional Amount	$ 4,233,151		$ 5,333,541
Fair Value	55,261	$ 18.5	128,479
Liabilities
Notional Amount	3,377,903		3,058,182
Fair Value	13,464	$ 4.5	43,436
Forward contract [member]
Assets
Notional Amount	2,600,903		4,209,775
Fair Value	55,261		128,479
Liabilities
Notional Amount	1,836,667		2,504,551
Fair Value	13,464		43,436
Futures contract [member]
Assets
Notional Amount	1,632,248		1,123,766
Fair Value	0		0
Liabilities
Notional Amount	1,541,236		553,631
Fair Value	0		0
Foreign currency to buy [Member] | Forward contract [member]
Assets
Notional Amount	11,164		474,412
Fair Value	1		3,914
Liabilities
Notional Amount	729,692		967,702
Fair Value	5,455		28,297
Foreign currency to buy [Member] | Futures contract [member]
Assets
Notional Amount	29,840		150,036
Fair Value	0		0
Liabilities
Notional Amount	387,920		363,086
Fair Value	0		0
Foreign currency to sell [Member] | Forward contract [member]
Assets
Notional Amount	2,589,739		3,735,363
Fair Value	55,260		124,565
Liabilities
Notional Amount	1,106,975		1,536,849
Fair Value	8,009		15,139
Foreign currency to sell [Member] | Futures contract [member]
Assets
Notional Amount	1,602,408		973,730
Fair Value	0		0
Liabilities
Notional Amount	1,153,316		190,545
Fair Value	$ 0		$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.